Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases	The annual future minimum operating lease payments for premises for the next five years are as follows:

For the year ending December 31,
2018	$3,248
2019	2,238
2020	2,348
2021	2,374
2022	2,318
$12,526